Stock-Based Compensation (Stock Option Activity) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 47.1	$ 49.7	$ 49.9
Cash received from option exercises	57.0	62.9	55.7
Maximum terms of awards (years)	10 years
Vesting period (years)	4 years
Stock options
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested stock options granted	32.8
Unrecognized compensation cost, period of recognition, in years (years)	2 years 4 months 7 days
Fair market value on grant date	$ 19.6